Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Lease liabilities [abstract]
Schedule of Right-of-use Assets and Lease Liabilities

The statement of financial position shows the following amounts relating to leases:

	2020	2019
	$	$
Right-of-use assets
Right of use-of-assets	397,945	-

Lease Liabilities
Lease liabilities - Current	240,915	-
Lease liabilities – Non-Current	188,621	-
Total	429,536	-

Schedule of Expenses Relating to Leases

The statement of profit or loss under general and administrative expenses includes the following amounts relating to leases:

	2020	2019
	$	$
Depreciation charge of right-of-use assets
Depreciation Expense (for Leased Assets)	200,785	-

Interest expense (included in general and administrative expenses)	37,375	-